ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The components of and changes in the AOCI, and the related tax effects, are shown below:

US$ MILLIONS	Change in Net Unrealized Investment Gains (Losses)	Change in Discount Rate for Future Policy Benefits	Change in Instrument-Specific Credit Risk for Market Risk Benefits	Defined Benefit Pension Plan Adjustment	Foreign Currency Translation	Total
Balance as of Jan. 1, 2022	$36	$(63)	$(1)	$—	$(5)	$(33)
Other comprehensive income (loss) before reclassifications	(1,303)	751	—	—	—	(553)
Amounts reclassified to (from) net income	(21)	—	—	—	—	(21)
Deferred income tax benefit (expense)	271	(181)	(6)	—	—	84
Balance as of Dec. 31, 2022	$(1,017)	$507	$(7)	$—	$(6)	$(523)
Other comprehensive income (loss) before reclassifications	616	(353)	(13)	108	15	373
Amounts reclassified to (from) net income	127	—	—	—	—	127
Deferred income tax benefit (expense)	(164)	85	5	(23)	—	(97)
Balance as of Dec. 31, 2023	$(438)	$239	$(15)	$85	$9	$(120)
Other comprehensive income (loss) before reclassifications	552	149	(290)	24	(79)	356
Amounts reclassified to (from) net income	(7)	—	66	—	—	59
Deferred income tax benefit (expense)	(119)	(26)	50	(5)	9	(91)
Balance as of Dec. 31, 2024	$(12)	$362	$(189)	$104	$(61)	$204